Supplementary Financial Statement Information (Details) - Schedule of property and equipment located - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	$ 56,886	$ 59,176
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	44,221	44,105
United States [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	3,144	4,517
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	2,820	3,303
Japan [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	211	283
Other [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	$ 6,490	$ 6,968